As filed with the Securities and Exchange Commission on June 21, 2013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2013

PRIMECAP ODYSSEY STOCK (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2013, all three PRIMECAP Odyssey Funds outperformed the unmanaged S&P 500 Index. The PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +18.43%, +23.20%, and +21.42%, respectively, versus the S&P 500’s total return of +14.42% for the period.

The economic environment for the past six months has been clouded by uncertainty over the fiscal challenges faced by the Federal Government. While the passage of the American Taxpayer Relief Act of 2012 in early January temporarily averted the tax issues related to the “fiscal cliff”, it only delayed budget sequestration until March, when automatic spending reductions began to take effect. We expect that federal spending cuts, along with higher payroll and other taxes, will negatively impact U.S. economic growth this year. Meanwhile, Europe continues to face economic difficulties due to sovereign debt crises, as evidenced by the unconventional bailout of Cyprus in March.

The stock market shrugged off these challenges, with the S&P 500 returning over 14% for the period. Continued monetary stimulus by central banks in the U.S., Europe, and Japan likely contributed to the strong gains. The recovery in the U.S. housing market appears to be accelerating, aided by the current low interest rate environment. The corporate sector remains an area of strength, with profit margins near all-time highs. Consumer spending growth has resumed, despite the expiration of the payroll tax holiday at the beginning of 2013.

We are encouraged by the PRIMECAP Odyssey Funds’ results for the past six months, but we remain focused on our goal of generating superior returns over the long-term. We continue to be overweight in the health care and information technology sectors and underweight in the financials, consumer staples, and energy sectors in each of the three PRIMECAP Odyssey Funds.

During the first six months of this fiscal year, sizeable positions in the health care and information technology sectors helped results in each of the three PRIMECAP Odyssey Funds. Health care was the sector with the second highest return in the S&P 500 for the period, trailing only the consumer discretionary sector. Large overweight positions, along with favorable stock selection in health care, contributed to each fund’s results. While information technology was the worst-performing sector in the S&P 500 for the period, relative returns in each of the three PRIMECAP Odyssey Funds benefitted from information technology investments as favorable stock selection more than offset sector underperformance. Notably, each fund benefitted from not owning Apple Inc. (-24.8%), the largest constituent of the S&P 500 Index based on market capitalization. Positive stock selection in the industrials sector also contributed to results in each of the three funds.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Stock Fund

From November 1, 2012 to April 30, 2013, the Stock Fund returned +18.43%, which surpassed the S&P 500’s total return of +14.42%. In addition to positive stock selection in the health care, information technology, and industrials sectors, relative results further benefitted from an underweight position in the energy sector. This was partially offset by poor stock selection in the consumer discretionary sector.

The four largest health care positions in the portfolio contributed significantly to the fund’s relative returns. Roche Holding AG (+34.5%), Novartis AG (+25.8%), Johnson & Johnson (+22.4%), and Amgen Inc. (+21.7%) each outperformed both the S&P 500 Health Care sector and the S&P 500 Index. Pharmaceutical companies have outpaced the broader market recently as investors have increasingly looked beyond current patent expirations and have focused on the industry’s promising pipelines for new drugs. As an example, Roche received FDA approval in February for Kadcyla, its new breast cancer drug. Kadcyla is an antibody-drug conjugate, a type of targeted medicine that can attach to certain cancer cells and deliver chemotherapy directly to them without harming the body’s healthy cells.

The top 10 holdings, which collectively represented 36.7% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/13	Ending % of Total Portfolio*
Roche Holding AG	5.7
Johnson & Johnson	4.6
Amgen Inc.	4.5
Charles Schwab Corp.	3.8
Eli Lilly & Co.	3.6
Texas Instruments Inc.	3.6
Microsoft Corp.	3.2
L Brands Inc.	2.7
Novartis AG	2.7
Medtronic Inc.	2.3
Total % of Portfolio	36.7%

*	The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Growth Fund

From November 1, 2012 to April 30, 2013, the Growth Fund’s total return was +23.20%, which surpassed both the S&P 500’s total return of +14.42% and the Russell 1000 Growth Index’s total return of +13.71%. In addition to positive stock selection in the health care, information technology, and industrials sectors, relative results were further helped by an underweight position in the energy sector. This was partially offset by the fund’s underweight position in the financials sector.

Several biotechnology-driven firms including Biogen Idec Inc. (+58.4%), Seattle Genetics, Inc. (+46.9%), ImmunoGen, Inc. (+44.6%), Roche Holding AG (+34.5%), and Amgen Inc. (+21.7%) were among the largest contributors to the fund’s relative returns. Biogen Idec received FDA approval in March for Tecfidera, a new oral drug to treat multiple sclerosis. ImmunoGen is a partner in Roche’s newly approved breast cancer drug, Kadcyla, which uses ImmunoGen’s targeted antibody payload technology to target cancer cells.

Among the fund’s information technology holdings, Research in Motion Limited (+105.6%), Cree, Inc. (+86.7%), Electronic Arts Inc. (+42.6%), Adobe Systems Inc. (+32.5%), and Texas Instruments Inc. (+30.8%) were among the biggest contributors. Texas Instruments raised its quarterly dividend 25% in February and is increasing its share buyback authorization program to $8.4B as part of its capital allocation strategy. We continue to believe that many technology companies in the portfolio are undervalued, especially when their strong free cash flows and sizeable and growing cash balances are taken into consideration.

The top 10 holdings, which collectively represented 34.8% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/13	Ending % of Total Portfolio*
Seattle Genetics, Inc.	6.0
Roche Holding AG	5.3
Amgen Inc.	4.9
ImmunoGen, Inc.	3.4
Biogen Idec Inc.	3.2
Conceptus, Inc.	2.5
Google Inc. Cl A	2.5
Adobe Systems Inc.	2.5
Charles Schwab Corp.	2.4
Eli Lilly & Co.	2.1
Total % of Portfolio	34.8%

*	The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

From November 1, 2012 to April 30, 2013, the Aggressive Growth Fund’s total return was +21.42%, which surpassed both the S&P 500’s total return of +14.42% and the Russell Midcap Growth Index’s total return of +17.75%. Similar to the other two PRIMECAP Odyssey Funds, favorable stock selection in the health care, information technology, and industrials sectors were the primary reasons for the Aggressive Growth Fund’s strong relative results. Positive stock selection in the consumer discretionary, energy, and materials sectors, along with an underweight position in the energy sector, further helped results. This was partially offset by an underweight position in the financials sector and poor stock selection in the consumer staples sector.

The fund’s holdings in the health care sector, including BioMarin Pharmaceutical Inc. (+77.2%), Conceptus, Inc. (+64.6%), Seattle Genetics, Inc. (+46.9%), ImmunoGen, Inc. (+44.6%), Roche Holdings AG (+34.5%), and Pharmacyclics, Inc. (+33.5%) were the largest contributors to the fund’s results. Conceptus’ shares rose in late April, when the company announced it had reached an agreement to be acquired by German chemicals and pharmaceuticals company Bayer.

Among the fund’s information technology holdings, Research in Motion Limited (+105.6%), Cree, Inc. (+86.7%), Electronic Arts, Inc. (+42.6%), Adobe Systems Inc. (+32.5%), and Stratasys Ltd. (+24.6%) were among the biggest contributors. Research in Motion’s shares rallied in the wake of a strong response to the launch of its new BlackBerry Z10 phone. In the industrials sector, airline stocks helped the fund’s results as several airlines, including Delta Air Lines, Inc. (+78.0%), United Continental Holdings, Inc. (+68.1%), and Alaska Air Group, Inc. (+61.2%) benefitted from the results of restructuring, better pricing and capacity discipline, and a greater focus on profitability.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 27.3% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/13	Ending % of Total Portfolio*
Pharmacyclics, Inc.	4.2
Seattle Genetics, Inc.	4.1
Roche Holding AG	4.0
DreamWorks Animation SKG Inc. Cl A	3.0
Google Inc. Cl A	2.2
ImmunoGen, Inc.	2.2
Conceptus, Inc.	1.9
CME Group Inc. Cl A	1.9
Abiomed Inc.	1.9
Adobe Systems Inc.	1.9
Total % of Portfolio	27.3%

*	The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

Outlook

As we look to the remainder of the fiscal year, we are more cautious in our outlook for U.S. equities than we were a year ago. The S&P 500 has appreciated significantly and is trading at an all-time high, and we believe valuations are stretched in some segments of the market. We have lingering concerns regarding the outlook for economic growth, which could pressure revenue and earnings expansion. Much of the earnings per share growth for S&P 500 companies in recent quarters has been driven by profit margin expansion and reduced shares outstanding as companies have cut costs, refinanced debt at lower interest rates, and accelerated the rate of share repurchase activity. Meanwhile, revenue growth has been minimal or even negative. Furthermore, the ongoing uncertainties surrounding fiscal and tax policies are likely to discourage consumers and companies from making investment decisions. However, equities remain attractively valued relative to bonds and most other asset classes, increasing the likelihood that net investment flows from bonds and money market funds to equities could support equity prices. Mutual fund flow statistics from the Investment Company Institute (ICI) indicate that domestic equity funds experienced over $600B in net outflows from mid-2007 to year-end 2012, while bond funds experienced over $1.1T in net inflows during the same period. If investors develop a higher tolerance for risk as they seek higher returns, this trend could reverse, leading to higher equity prices. There was some evidence of this in first quarter of 2013, when domestic equity funds gained nearly $20B in net inflows, the largest quarterly net inflow since the second quarter of 2009.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Although we are more cautious in our overall outlook for U.S. equities, we are optimistic about investment opportunities in certain segments of the market, specifically information technology and health care. We maintain the view that many companies in these two sectors may have better growth opportunities than are currently reflected in their stock prices. Computers permeate almost every consumer device, internet traffic growth remains strong, and technology companies continue to develop new products and services that benefit consumers and businesses in ways that were unimaginable only a few years ago. For companies in the health care sector, global demographic trends and ongoing innovation should sustain growth for the foreseeable future. As the proportion of elderly people in the population increases, health care spending should grow since older age groups typically consume three times as much in health care resources as the general population. At the same time, the health care industry’s considerable investments in research and development over the years are driving the development of new and more effective therapies for many diseases, such as cancer, diabetes, and Alzheimer’s. While we are particularly enthusiastic about the funds’ investments in the health care and information technology sectors, we continue to seek investment opportunities in all sectors of the market, focusing on companies that have better growth prospects over a three-to-five year horizon than their current market valuations would suggest.

Sincerely,

PRIMECAP Management Company

May 17, 2013

Past performance is not a guarantee of future results.

Each fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Each fund may invest in foreign securities, which involves greater volatilityand political, economic and currency risks and differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks typically have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index. Free cash flow is the amount of cash a company has after expenses, debt service, capital expenditures, and dividends.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2013, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2013
	1 Year	Annualized 5 Year	Annualized Since Inception^
PRIMECAP Odyssey Stock Fund	20.88%	7.43%	8.34%
S&P 500 Index*	16.89%	5.21%	6.35%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2013, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2013
	1 Year	Annualized 5 Year	Annualized Since Inception^
PRIMECAP Odyssey Growth Fund	24.98%	8.99%	9.37%
S&P 500 Index*	16.89%	5.21%	6.35%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2013, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2013
	1 Year	Annualized 5 Year	Annualized Since Inception^
PRIMECAP Odyssey Aggressive Growth Fund	25.76%	13.39%	11.19%
S&P 500 Index*	16.89%	5.21%	6.35%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	9.0%
Consumer Staples	1.9%
Energy	5.2%
Financials	10.2%
Health Care	30.4%
Industrials	11.1%
Information Technology	21.2%
Materials	4.7%
Utilities	1.3%
Short-Term Investments, net of Other Liabilities	5.0%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	7.5%
Energy	2.5%
Financials	5.1%
Health Care	42.1%
Industrials	6.6%
Information Technology	26.7%
Materials	1.3%
Short-Term Investments and Other Assets	8.2%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2013. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	10.0%
Consumer Staples	1.1%
Energy	3.2%
Financials	2.9%
Health Care	33.1%
Industrials	10.6%
Information Technology	29.0%
Materials	1.2%
Short-Term Investments, net of Other Liabilities	8.9%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2013. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS – 95.0%
Consumer Discretionary – 9.0%
170,000	Ascena Retail Group, Inc. (a)	$3,145,000
73,200	Bed Bath & Beyond, Inc. (a)	5,036,160
246,600	CarMax, Inc. (a)	11,353,464
770,100	Carnival Corp.	26,576,151
54,900	DIRECTV (a)	3,105,144
883,864	L Brands, Inc.	44,555,584
50,000	Macy’s, Inc.	2,230,000
250,000	Mattel, Inc.	11,415,000
150,000	Ross Stores, Inc.	9,910,500
59,900	Sony Corp. – ADR	984,157
193,400	TJX Cos., Inc.	9,432,118
225,000	Walt Disney Co. (The)	14,139,000
29,600	Whirlpool Corp.	3,382,688

		145,264,966

Consumer Staples – 1.9%
270,000	Kellogg Co.	17,560,800
150,000	PepsiCo, Inc.	12,370,500

		29,931,300

Energy – 5.2%
333,200	Cameron International Corp. (a)	20,508,460
515,200	Encana Corp.	9,505,440
30,000	EOG Resources, Inc.	3,634,800
65,000	Exxon Mobil Corp.	5,784,350
30,000	National Oilwell Varco, Inc.	1,956,600
50,000	Noble Energy, Inc.	5,664,500
65,000	Range Resources Corp.	4,778,800
132,634	Schlumberger Ltd.	9,871,949
55,000	Southwestern Energy Co. (a)	2,058,100
386,500	Transocean Ltd.	19,893,155

		83,656,154

Financials – 10.2%
117,000	American Express Co.	8,003,970
3,601,400	Charles Schwab Corp. (The)	61,079,744
140,000	Chubb Corp. (The)	12,329,800
11,000	CME Group, Inc.	669,460
190,000	Comerica, Inc.	6,887,500
884,950	Marsh & McLennan Cos., Inc.	33,636,950
281,600	Mercury General Corp.	12,871,936

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Financials (continued)
165,000	Wells Fargo & Co.	$6,266,700
595,600	Willis Group Holdings PLC	23,633,408

		165,379,468

Health Care – 30.4%
612,800	Abbott Laboratories	22,624,576
476,200	AbbVie, Inc.	21,929,010
75,000	Affymetrix, Inc. (a)	273,000
697,200	Amgen, Inc.	72,655,212
121,600	Biogen Idec, Inc. (a)	26,621,888
117,900	Boston Scientific Corp. (a)	883,071
1,050,300	Eli Lilly & Co.	58,165,614
521,735	GlaxoSmithKline PLC – ADR	26,942,395
884,100	Johnson & Johnson	75,351,843
810,000	Medtronic, Inc.	37,810,800
587,250	Novartis AG – ADR	43,315,560
315,000	PerkinElmer, Inc.	9,654,750
367,400	Roche Holding AG – CHF	91,830,243
75,000	Sanofi – ADR	4,001,250

		492,059,212

Industrials – 11.1%
47,600	Alaska Air Group, Inc. (a)	2,934,064
418,900	Arkansas Best Corp.	4,402,639
63,100	Babcock & Wilcox Co. (The)	1,716,320
260,000	Boeing Co. (The)	23,766,600
140,000	C.H. Robinson Worldwide, Inc.	8,314,600
25,000	Caterpillar, Inc.	2,116,750
33,000	CIRCOR International, Inc.	1,561,890
100,000	CSX Corp.	2,459,000
158,300	European Aeronautic Defence and Space Co. N.V. – EUR	8,360,820
201,900	FedEx Corp.	18,980,619
321,900	Honeywell International, Inc.	23,672,526
141,000	Norfolk Southern Corp.	10,916,220
239,000	PACCAR, Inc.	11,897,420
349,100	Ritchie Bros. Auctioneers, Inc.	7,041,347
45,000	Rockwell Automation, Inc.	3,815,100
2,089,200	Southwest Airlines Co.	28,622,040
20,000	Union Pacific Corp.	2,959,200
181,700	United Parcel Service, Inc. – Class B	15,597,128

		179,134,283

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Information Technology – 21.2%
45,650	Accenture PLC – Class A	$3,717,736
180,000	Activision Blizzard, Inc.	2,691,000
447,600	Adobe Systems, Inc. (a)	20,177,808
93,200	Altera Corp.	2,983,332
53,000	Analog Devices, Inc.	2,331,470
1,015,000	Applied Materials, Inc.	14,727,650
525,000	Cisco Systems, Inc.	10,983,000
750,000	Corning, Inc.	10,875,000
300,000	Diebold, Inc.	8,787,000
416,400	Electronic Arts, Inc. (a)	7,332,804
81,500	EMC Corp. (a)	1,828,045
12,000	Google, Inc. – Class A (a)	9,894,840
135,000	Hewlett-Packard Co.	2,781,000
350,000	Intel Corp.	8,382,500
90,300	Intuit, Inc.	5,385,492
431,000	KLA-Tencor Corp.	23,381,750
438,000	L.M. Ericsson Telephone Co. – ADR	5,391,780
4,900	MasterCard, Inc. – Class A	2,709,357
1,561,700	Microsoft Corp.	51,692,270
81,400	NeuStar, Inc. – Class A (a)	3,571,018
125,000	NVIDIA Corp.	1,721,250
50,700	Oracle Corp.	1,661,946
305,900	QUALCOMM, Inc.	18,849,558
743,200	Symantec Corp. (a)	18,059,760
1,605,300	Texas Instruments, Inc.	58,127,913
200,000	Thomson Reuters Corp.	6,698,000
199,000	Visa, Inc. – Class A	33,523,540
100,000	Xilinx, Inc.	3,791,000
24,800	Yahoo!, Inc. (a)	613,304

		342,671,123

Materials – 4.7%
260,000	Cabot Corp.	9,765,600
240,000	Dow Chemical Co. (The)	8,138,400
215,000	E.I. du Pont de Nemours and Co.	11,719,650
65,000	Greif, Inc. – Class A	3,131,050
78,381	Greif, Inc. – Class B	4,059,352
71,900	Monsanto Co.	7,680,358
210,000	Newmont Mining Corp.	6,804,000
136,900	Potash Corp. of Saskatchewan, Inc.	5,763,490

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Materials (continued)
481,200	Schweitzer-Mauduit International, Inc.	$19,387,548

		76,449,448

Utilities – 1.3%
212,000	Exelon Corp.	7,952,120
372,379	Public Service Enterprise Group, Inc.	13,632,795

		21,584,915

TOTAL COMMON STOCKS (Cost $1,110,528,500)		$1,536,130,869

SHORT-TERM INVESTMENTS – 5.3%
84,967,775	Dreyfus Treasury Prime Cash Management Fund	84,967,775

TOTAL SHORT-TERM INVESTMENTS (Cost $84,967,775)		84,967,775

TOTAL INVESTMENTS (Cost $1,195,496,275) – 100.3%		1,621,098,644
Liabilities in Excess of Other Assets – (0.3)%		(4,563,876)

TOTAL NET ASSETS – 100.0%		$1,616,534,768

ADR – American Depository Receipt

CHF – Swiss Francs

EUR – Euros

(a)	Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS – 91.8%
Consumer Discretionary – 7.5%
60,100	Ascena Retail Group, Inc. (a)	$1,111,850
154,200	Bed Bath & Beyond, Inc. (a)	10,608,960
847,200	CarMax, Inc. (a)	39,005,088
737,846	Carnival Corp.	25,463,065
161,800	DIRECTV (a)	9,151,408
1,400,000	DreamWorks Animation SKG, Inc. – Class A (a)	26,992,000
1,071,798	L Brands, Inc.	54,029,337
416,000	Mattel, Inc.	18,994,560
100,000	Royal Caribbean Cruises Ltd.	3,653,000
250,000	Shutterfly, Inc. (a)	11,132,500
239,400	Sony Corp. – ADR	3,933,342
126,000	TJX Cos., Inc.	6,145,020

		210,220,130

Energy – 2.5%
140,000	Cenovus Energy, Inc.	4,191,600
130,000	Encana Corp.	2,398,500
117,000	EOG Resources, Inc.	14,175,720
64,300	National Oilwell Varco, Inc.	4,193,646
80,000	Noble Energy, Inc.	9,063,200
28,100	Oceaneering International, Inc.	1,971,777
125,000	Range Resources Corp.	9,190,000
169,800	Schlumberger Ltd.	12,638,214
156,800	Southwestern Energy Co. (a)	5,867,456
119,600	Transocean Ltd.	6,155,812

		69,845,925

Financials – 5.1%
200,000	Berkshire Hathaway, Inc. – Class B (a)	21,264,000
4,000,000	Charles Schwab Corp. (The)	67,840,000
200,000	Chubb Corp. (The)	17,614,000
25,000	CME Group, Inc.	1,521,500
947,250	Marsh & McLennan Cos., Inc.	36,004,972

		144,244,472

Health Care – 42.1%
524,600	Abbott Laboratories	19,368,232
1,914,800	Abiomed, Inc. (a)	35,366,356
3,139,700	Accuray, Inc. (a)	13,814,680
564,200	Affymetrix, Inc. (a)	2,053,688
1,316,700	Amgen, Inc.	137,213,307

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Health Care (continued)
407,200	Biogen Idec, Inc. (a)	$89,148,296
298,200	BioMarin Pharmaceutical, Inc. (a)	19,561,920
611,500	Boston Scientific Corp. (a)	4,580,135
870,100	Cepheid, Inc. (a)	33,176,913
120,427	Charles River Laboratories International, Inc. (a)	5,237,370
2,293,728	Conceptus, Inc. (a) (b)	71,128,505
450,000	Dendreon Corp. (a)	2,119,500
1,059,600	Eli Lilly & Co.	58,680,648
81,000	GlaxoSmithKline PLC – ADR	4,182,840
463,400	Illumina, Inc. (a)	29,977,346
5,855,100	ImmunoGen, Inc. (a) (b)	93,798,702
519,400	Insulet Corp. (a)	13,109,656
281,500	InterMune, Inc. (a)	2,626,395
576,200	Johnson & Johnson	49,109,526
463,100	Life Technologies Corp. (a)	34,125,839
890,300	Medtronic, Inc.	41,559,204
300,000	Momenta Pharmaceuticals, Inc. (a)	3,696,000
2,676,356	Nektar Therapeutics (a)	29,011,699
538,750	Novartis AG – ADR	39,738,200
145,000	NuVasive, Inc. (a)	3,040,650
433,000	OraSure Technologies, Inc. (a)	1,931,180
55,000	PerkinElmer, Inc.	1,685,750
911,314	QIAGEN N.V. (a)	18,116,923
586,500	Roche Holding AG – CHF	146,593,461
4,556,400	Seattle Genetics, Inc. (a)	168,358,980
68,500	Waters Corp. (a)	6,329,400

		1,178,441,301

Industrials – 6.6%
498,400	AECOM Technology Corp. (a)	14,488,488
101,500	Babcock & Wilcox Co. (The)	2,760,800
421,200	C.H. Robinson Worldwide, Inc.	25,015,068
133,600	Caterpillar, Inc.	11,311,912
10,000	CIRCOR International, Inc.	473,300
145,000	Delta Air Lines, Inc. (a)	2,485,300
296,000	European Aeronautic Defence and Space Co. N.V. – EUR	15,633,624
393,700	Expeditors International Washington, Inc.	14,145,641
40,900	FedEx Corp.	3,845,009
90,000	IDEX Corp.	4,682,700

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Industrials (continued)
100,000	Jacobs Engineering Group, Inc. (a)	$5,048,000
1,227,550	JetBlue Airways Corp. (a)	8,457,820
40,000	Pall Corp.	2,668,400
489,000	Ritchie Bros. Auctioneers, Inc.	9,863,130
33,100	Rockwell Automation, Inc.	2,806,218
2,673,200	Southwest Airlines Co.	36,622,840
245,000	United Continental Holdings, Inc. (a)	7,913,500
196,000	United Parcel Service, Inc. – Class B	16,824,640

		185,046,390

Information Technology – 26.7%
57,850	Accenture PLC – Class A	4,711,304
1,530,900	Adobe Systems, Inc. (a)	69,012,972
774,600	Altera Corp.	24,794,946
276,700	Applied Materials, Inc.	4,014,917
64,372	ASML Holding N.V.	4,787,346
350,000	Corning, Inc.	5,075,000
671,000	Cree, Inc. (a)	37,958,470
197,500	Cymer, Inc. (a)	20,690,100
1,816,200	Electronic Arts, Inc. (a)	31,983,282
940,100	EMC Corp. (a)	21,086,443
35,000	F5 Networks, Inc. (a)	2,675,050
3,025,200	Flextronics International Ltd. (a)	21,630,180
658,418	FormFactor, Inc. (a)	3,259,169
84,080	Google, Inc. – Class A (a)	69,329,846
90,000	Hewlett-Packard Co.	1,854,000
250,700	Intel Corp.	6,004,265
105,000	Intuit, Inc.	6,262,200
345,000	Jabil Circuit, Inc.	6,141,000
300,000	KLA-Tencor Corp.	16,275,000
1,247,800	L.M. Ericsson Telephone Co. – ADR	15,360,418
5,500	MasterCard, Inc. – Class A	3,041,115
725,000	Micron Technology, Inc. (a)	6,829,500
1,635,600	Microsoft Corp.	54,138,360
35,128	Motorola Solutions, Inc.	2,009,322
364,811	NetApp, Inc. (a)	12,728,256
195,900	NeuStar, Inc. – Class A (a)	8,594,133
1,463,700	Nuance Communications, Inc. (a)	27,868,848
360,000	NVIDIA Corp.	4,957,200
512,000	QUALCOMM, Inc.	31,549,440

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Information Technology (continued)
160,000	Rambus, Inc. (a)	$1,113,600
722,450	Research In Motion Ltd. (a)	11,768,710
431,400	SanDisk Corp. (a)	22,622,616
571,300	Stratasys, Ltd. (a)	47,446,465
736,400	Symantec Corp. (a)	17,894,520
1,187,500	Texas Instruments, Inc.	42,999,375
670,000	Trimble Navigation Ltd. (a)	19,255,800
330,000	Visa, Inc. – Class A	55,591,800
120,000	Xilinx, Inc.	4,549,200

		747,864,168

Materials – 1.3%
317,500	Monsanto Co.	33,915,350
18,000	Praxair, Inc.	2,057,400

		35,972,750

TOTAL COMMON STOCKS (Cost $1,740,703,335)		$2,571,635,136

SHORT-TERM INVESTMENTS – 7.9%
222,161,299	Dreyfus Treasury Prime Cash Management Fund	222,161,299

TOTAL SHORT-TERM INVESTMENTS (Cost $222,161,299)		222,161,299

TOTAL INVESTMENTS (Cost $1,962,864,634) – 99.7%		2,793,796,435
Other Assets in Excess of Liabilities – 0.3%		8,651,833

TOTAL NET ASSETS – 100.0%		$2,802,448,268

ADR – American Depository Receipt

CHF – Swiss Francs

EUR – Euros

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS – 91.1%
Consumer Discretionary – 10.0%
198,000	Ascena Retail Group, Inc. (a)	$3,663,000
303,102	Callaway Golf Co.	2,030,783
518,400	CarMax, Inc. (a)	23,867,136
74,700	DIRECTV (a)	4,225,032
4,096,700	DreamWorks Animation SKG, Inc. – Class A (a) (b)	78,984,376
3,090,000	Quiksilver, Inc. (a)	20,795,700
34,300	Panera Bread Co. – Class A (a)	6,078,989
902,001	Royal Caribbean Cruises Ltd.	32,950,097
1,097,300	Shutterfly, Inc. (a)	48,862,769
1,505,000	Sony Corp. – ADR	24,727,150
327,590	Tesla Motors, Inc. (a)	17,686,584

		263,871,616

Consumer Staples – 1.1%
3,313,405	Boulder Brands, Inc. (a) (b)	29,853,779

Energy – 3.2%
250,200	Cabot Oil & Gas Corp.	17,026,110
2,000	Cameron International Corp. (a)	123,100
60,000	EOG Resources, Inc.	7,269,600
80,500	National Oilwell Varco, Inc.	5,250,210
117,800	Range Resources Corp.	8,660,656
1,008,400	Rex Energy Corp. (a)	16,204,988
374,428	Solazyme, Inc. (a)	3,407,295
499,000	Transocean Ltd.	25,683,530

		83,625,489

Financials – 2.9%
817,300	CME Group, Inc.	49,740,878
605,820	MarketAxess Holdings, Inc.	25,638,302

		75,379,180

Health Care – 33.1%
2,671,073	Abiomed, Inc. (a) (b)	49,334,718
3,246,600	Accuray, Inc. (a)	14,285,040
688,200	Affymetrix, Inc. (a)	2,505,048
205,200	Biogen Idec, Inc. (a)	44,924,436
592,800	BioMarin Pharmaceutical, Inc. (a)	38,887,680
672,100	Boston Scientific Corp. (a)	5,034,029
1,976,600	Cardica, Inc. (a)	2,569,580
957,600	Cepheid, Inc. (a)	36,513,288
435,100	Charles River Laboratories International, Inc. (a)	18,922,499

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Health Care (continued)
1,669,750	Conceptus, Inc. (a) (b)	$51,778,948
692,000	Dendreon Corp. (a)	3,259,320
5,866,100	Dyax Corp. (a) (b)	16,131,775
2,390,000	Fluidigm Corp. (a) (b)	40,247,600
112,000	Illumina, Inc. (a)	7,245,280
3,627,417	ImmunoGen, Inc. (a)	58,111,220
1,014,356	Insulet Corp. (a)	25,602,345
3,709,700	InterMune, Inc. (a)	34,611,501
327,200	KaloBios Pharmaceuticals, Inc. (a)	1,963,200
929,838	Luminex Corp. (a)	15,463,206
707,500	Momenta Pharmaceuticals, Inc. (a)	8,716,400
3,484,800	Nektar Therapeutics (a)	37,775,232
405,000	NuVasive, Inc. (a)	8,492,850
1,607,600	OraSure Technologies, Inc. (a)	7,169,896
1,374,739	Pharmacyclics, Inc. (a)	112,041,229
737,114	QIAGEN N.V. (a)	14,653,826
426,300	Roche Holding AG – CHF	106,552,076
2,926,099	Seattle Genetics, Inc. (a)	108,119,358
74,000	XenoPort, Inc. (a)	459,540

		871,371,120

Industrials – 10.6%
390,000	Alaska Air Group, Inc. (a)	24,039,600
497,400	Arkansas Best Corp.	5,227,674
155,500	C.H. Robinson Worldwide, Inc.	9,235,145
294,500	CIRCOR International, Inc.	13,938,685
43,800	Colfax Corp. (a)	2,044,146
2,432,200	Delta Air Lines, Inc. (a)	41,687,908
16,000	Expeditors International of Washington, Inc.	574,880
278,900	Hertz Global Holdings, Inc. (a)	6,715,912
417,500	Jacobs Engineering Group, Inc. (a)	21,075,400
5,395,725	JetBlue Airways Corp. (a)	37,176,545
82,600	Pall Corp.	5,510,246
768,100	Polypore International, Inc. (a)	32,206,433
326,600	Ritchie Bros. Auctioneers, Inc.	6,587,522
56,000	RPX Corp. (a)	750,960
907,000	Southwest Airlines Co.	12,425,900
212,000	Spirit Airlines, Inc. (a)	5,660,400
1,346,000	United Continental Holdings, Inc. (a)	43,475,800
635,000	US Airways Group, Inc. (a)	10,731,500

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Industrials (continued)
325,000	Vitran Corp, Inc. (a)	$1,566,500

		280,631,156

Information Technology – 29.0%
37,500	3D Systems Corp. (a)	1,434,000
5,055,587	Active Network, Inc. (a) (b)	25,429,603
1,092,000	Adobe Systems, Inc. (a)	49,227,360
80,000	Akamai Technologies, Inc. (a)	3,512,800
462,600	Altera Corp.	14,807,826
20,000	Applied Materials, Inc.	290,200
147,374	ASML Holding N.V.	10,960,205
181,877	Audience, Inc. (a)	2,689,961
2,753,260	comScore, Inc. (a) (b)	44,520,214
507,200	Cree, Inc. (a)	28,692,304
225,000	Cymer, Inc. (a)	23,571,000
1,214,000	Electronic Arts, Inc. (a)	21,378,540
2,000	Ellie Mae, Inc. (a)	52,040
1,150,000	EMC Corp. (a)	25,794,500
980,400	ExactTarget, Inc. (a)	19,196,232
673,783	FARO Technologies, Inc. (a)	26,136,043
348,000	FEI Co.	22,230,240
4,542,800	Flextronics International Ltd. (a)	32,481,020
716,300	FormFactor, Inc. (a)	3,545,685
72,090	Google, Inc. – Class A (a)	59,443,251
1,552,100	Guidance Software, Inc. (a) (b)	16,328,092
275,000	Intuit, Inc.	16,401,000
84,000	iSoftStone Holdings Ltd. – ADR (a)	363,720
500,000	Jabil Circuit, Inc.	8,900,000
682,400	KLA-Tencor Corp.	37,020,200
3,500,000	Micron Technology, Inc. (a)	32,970,000
420,000	Monster Worldwide, Inc. (a)	1,839,600
880,300	NetApp, Inc. (a)	30,713,667
150,798	NeuStar, Inc. – Class A (a)	6,615,508
964,600	Nuance Communications, Inc. (a)	18,365,984
225,000	NVIDIA Corp.	3,098,250
80,866	Pactera Technology International Ltd. – ADR (a)	411,608
1,430,000	Peregrine Semiconductor Corp. (a)	13,813,800
76,500	QUALCOMM, Inc.	4,713,930
140,000	Rambus, Inc. (a)	974,400
1,362,000	Research In Motion Ltd. (a)	22,186,980

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2013 (Unaudited) – continued

Shares		Value
Information Technology (continued)
703,800	SanDisk Corp. (a)	$36,907,272
200,000	SMART Technologies, Inc. – Class A (a)	288,000
543,700	Stratasys Ltd. (a)	45,154,285
329,900	Symantec Corp. (a)	8,016,570
674,200	Trimble Navigation Ltd. (a)	19,376,508
1,000	VMware, Inc. – Class A (a)	70,500
1,198,874	Websense, Inc. (a)	21,387,912
60,000	Yahoo!, Inc. (a)	1,483,800

		762,794,610

Materials – 1.2%
4,400	Boise Cascade Co. (a)	140,932
272,300	Monsanto Co.	29,087,086
94,100	Potash Corp. of Saskatchewan, Inc.	3,961,610

		33,189,628

TOTAL COMMON STOCKS (Cost $1,756,839,033)		$2,400,716,578

SHORT-TERM INVESTMENTS – 9.4%
246,329,233	Dreyfus Treasury Prime Cash Management Fund	246,329,233

TOTAL SHORT-TERM INVESTMENTS (Cost $246,329,233)		246,329,233

TOTAL INVESTMENTS (Cost $2,003,168,266) – 100.5%		2,647,045,811
Liabilities in Excess of Other Assets – (0.5)%		(13,232,774)

TOTAL NET ASSETS – 100.0%		$2,633,813,037

ADR – American Depository Receipt

CHF – Swiss Francs

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2013 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost	$1,195,496,275	$1,962,864,634	$2,003,168,266

Investments, at value (unaffiliated)	$1,621,098,644	$2,628,869,228	$2,294,436,706
Investments, at value (affiliated)	—	164,927,207	352,609,105
Cash	—	—	324,988
Receivable for investments sold	199,503	189,577	—
Receivable for dividends and interest	2,177,981	2,507,589	1,264,795
Receivable for fund shares sold	4,805,489	14,322,748	12,993,728
Prepaid expenses and other assets	25,158	34,582	49,311

Total assets	1,628,306,775	2,810,850,931	2,661,678,633

LIABILITIES
Payable for investments purchased	6,781,182	3,289,331	22,201,198
Payable for fund shares repurchased	2,649,756	1,160,819	2,072,667
Payable to the advisor (Note 6)	2,080,182	3,468,434	3,157,936
Other accrued expenses & liabilities	260,887	484,079	433,795

Total liabilities	11,772,007	8,402,663	27,865,596

NET ASSETS	$1,616,534,768	$2,802,448,268	$2,633,813,037

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	88,020,895	135,988,400	115,009,185

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.37	$20.61	$22.90

COMPONENTS OF NET ASSETS
Paid-in capital	$1,181,675,688	$1,930,125,696	$1,955,848,349
Undistributed net investment income/(Accumulated net losses)	8,956,153	6,129,125	(1,986,374)
Accumulated net realized gain	285,222	35,255,333	36,068,003
Net unrealized appreciation	425,617,705	830,938,114	643,883,059

Net assets	$1,616,534,768	$2,802,448,268	$2,633,813,037

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2013 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends[1]	$21,986,087	$18,959,435	$5,372,686
Interest income	18	22	37

Total income	21,986,105	18,959,457	5,372,723

Expenses
Advisory fees	4,243,222	6,606,253	5,520,030
Shareholder servicing	289,567	676,899	471,582
Custody	55,234	79,420	69,889
Trustee fees	23,310	23,309	23,309
Other	311,259	470,839	467,204

Total expenses	4,922,592	7,856,720	6,552,014

Net investment income (loss)	17,063,513	11,102,737	(1,179,291)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	18,095,422	42,274,636	36,294,332
Foreign currency transactions	(8,844)	10,855	(5,032)
Change in net unrealized appreciation/ depreciation on:
Investments	227,417,082	454,987,220	359,575,235
Foreign currency translations	7,057	(18,600)	(910)

Net realized and unrealized gain on investments and foreign currency	245,510,717	497,254,111	395,863,625

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$262,574,230	$508,356,848	$394,684,334

[1]	Net of foreign taxes withheld of $737,213, $1,019,046, and $519,240, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2013[1]	Year Ended October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$17,063,513	$19,747,652
Net realized gain (loss) on:
Investments	18,095,422	6,127,327
Foreign currency transactions	(8,844)	(11,753)
Change in net unrealized appreciation/depreciation on:
Investments	227,417,082	107,056,223
Foreign currency translations	7,057	(35,876)

Net increase in net assets resulting from operations	262,574,230	132,883,573

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(24,438,073)	(12,241,758)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	311,542,187	673,497,259
Proceeds from reinvestment of distributions	15,171,281	9,899,513
Cost of shares repurchased	(470,516,203)	(186,121,894)
Redemption fee proceeds	—	33,331

Net increase (decrease) from capital share transactions	(143,802,735)	497,308,209

Total increase in net assets	94,333,422	617,950,024

NET ASSETS
Beginning of period	1,522,201,346	904,251,322

End of period (includes undistributed net investment income of $8,956,153 and $16,330,713, respectively)	$1,616,534,768	$1,522,201,346

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	96,638,419	63,147,115

Shares sold	18,613,747	45,089,741
Shares issued on reinvestment of distributions	946,431	711,172
Shares repurchased	(28,177,702)	(12,309,609)

Net increase (decrease) in capital shares	(8,617,524)	33,491,304

Shares outstanding, end of period	88,020,895	96,638,419

[1]	Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2013[1]	Year Ended October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$11,102,737	$11,333,452
Net realized gain (loss) on:
Investments	42,274,636	(2,307,323)
Foreign currency transactions	10,855	(23,518)
Change in net unrealized appreciation/depreciation on:
Investments	454,987,220	182,472,562
Foreign currency translations	(18,600)	(67,492)

Net increase in net assets resulting from operations	508,356,848	191,407,681

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,581,594)	(6,864,980)
Net realized gain on investments	—	(7,111,047)

Net decrease in net assets resulting from distributions paid	(13,581,594)	(13,976,027)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	400,699,001	711,441,078
Proceeds from reinvestment of distributions	13,044,088	13,378,508
Cost of shares repurchase	(307,966,937)	(522,292,867)
Redemption fee proceeds	—	65,242

Net increase from capital share transactions	105,776,152	202,591,961

Total increase in net assets	600,551,406	380,023,615

NET ASSETS
Beginning of period	2,201,896,862	1,821,873,247

End of period (includes undistributed net investment income of $6,129,125 and $8,607,982, respectively)	$2,802,448,268	$2,201,896,862

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	130,856,379	117,989,471

Shares sold	21,360,327	44,162,964
Shares issued on reinvestment of distributions	750,092	905,731
Shares repurchased	(16,978,398)	(32,201,787)

Net increase in capital shares	5,132,021	12,866,908

Shares outstanding, end of period	135,988,400	130,856,379

[1]	Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2013[1]	Year Ended October 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(1,179,291)	$(4,139,593)
Net realized gain (loss) on:
Investments	36,294,332	3,170,833
Foreign currency transactions	(5,032)	(14,797)
Change in net unrealized appreciation/depreciation on:
Investments	359,575,235	152,996,462
Foreign currency translations	(910)	(41,027)

Net increase in net assets resulting from operations	394,684,334	151,971,878

DISTRIBUTIONS TO SHAREHOLDERS FROM REALIZED GAIN ON INVESTMENTS	—	(21,243,259)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	908,987,637	535,108,903
Proceeds from reinvestment of distributions	—	20,208,334
Cost of shares repurchased	(211,310,402)	(279,205,992)
Redemption fee proceeds	—	76,299

Net increase from capital share transactions	697,677,235	276,187,544

Total increase in net assets	1,092,361,569	406,916,163

NET ASSETS
Beginning of period	1,541,451,468	1,134,535,305

End of period (includes accumulated net losses of $1,986,375 and $807,083, respectively)	$2,633,813,037	$1,541,451,468

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	81,752,723	66,762,268

Shares sold	43,521,063	29,438,901
Shares issued on reinvestment of distributions	—	1,276,585
Shares repurchased	(10,264,601)	(15,725,031)

Net increase in capital shares	33,256,462	14,990,455

Shares outstanding, end of period	115,009,185	81,752,723

[1]	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2013[1]	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Year Ended Oct. 31, 2008

Net asset value, beginning of the period	$15.75	$14.32	$13.48	$11.69	$10.10	$15.22

Income from investment operations:
Net investment income	0.18	0.21	0.16	0.09 [4]	0.10	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	2.69	1.40	0.79	1.79	1.55	(4.99)

Total from investment operations	2.87	1.61	0.95	1.88	1.65	(4.93)

Less:
Dividends from net investment income	(0.25)	(0.18)	(0.11)	(0.09)	(0.06)	(0.07)
Distributions from net realized gain	—	—	—	—	—	(0.12)

Total distributions	(0.25)	(0.18)	(0.11)	(0.09)	(0.06)	(0.19)

Net asset value, end of period	$18.37	$15.75	$14.32	$13.48	$11.69	$10.10

Total return	18.43%[3]	11.39%	7.05%	16.14%	16.55%	(32.73%)

Ratios/supplemental data:
Net assets, end of period (millions)	$1,616.5	$1,522.2	$904.3	$607.1	$179.7	$187.0

Ratio of expenses to average net assets	0.64%[2]	0.66%	0.66%	0.71%	0.80%	0.79%

Ratio of net investment income to average net assets	2.22%[2]	1.57%	1.25%	1.37%[4]	0.96%	0.51%

Portfolio turnover rate	7%[3]	11%	24%	3%	34%	10%

[1]	Unaudited
[2]	Annualized
[3]	Not annualized
[4]	Investment income per share reflects a special dividend of $0.05. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.74%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30 2013[1]	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Year Ended Oct. 31, 2008

Net asset value, beginning of the period	$16.83	$15.44	$14.70	$12.18	$10.07	$15.71

Income from investment operations:
Net investment income	0.08	0.09	0.04	0.02	0.03	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	3.80	1.42	0.71	2.53	2.11	(5.59)

Total from investment operations	3.88	1.51	0.75	2.55	2.14	(5.56)

Less:
Dividend from investment income	(0.10)	(0.06)	(0.01)	(0.03)	(0.03)	(0.04)
Distributions from net realized gain	—	(0.06)	—	—	—	(0.04)

Total distributions	(0.10)	(0.12)	(0.01)	(0.03)	(0.03)	(0.08)

Net asset value, end of period	$20.61	$16.83	$15.44	$14.70	$12.18	$10.07

Total return	23.20%[3]	9.86%	5.13%	20.96%	21.39%	(35.55%)

Ratios/supplemental data:
Net assets, end of period (millions)	$2,802.4	$2,201.9	$1,821.9	$1,451.2	$706.5	$412.4

Ratio of expenses to average net assets	0.66%[2]	0.67%	0.66%	0.68%	0.71%	0.71%

Ratio of net investment income to average net assets	0.93%[2]	0.55%	0.26%	0.15%	0.35%	0.26%

Portfolio turnover rate	5%[3]	12%	13%	5%	12%	13%

[1]	Unaudited
[2]	Annualized
[3]	Not annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30 2013[1]	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009	Year Ended Oct. 31, 2008

Net asset value, beginning of the period	$18.86	$16.99	$16.17	$12.33	$9.46	$16.03

Income from investment operations:
Net investment loss	(0.01)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	4.05	2.24	1.40	3.89	2.92	(6.42)

Total from investment operations	4.04	2.19	1.35	3.84	2.87	(6.48)

Less:
Distributions from net realized gain	—	(0.32)	(0.53)	—	—	(0.09)

Net asset value, end of period	$22.90	$18.86	$16.99	$16.17	$12.33	$9.46

Total return	21.42%[3]	13.25%	8.50%	31.14%	30.34%	(40.60%)

Ratios/supplemental data:
Net assets, end of period (millions)	$2,633.8	$1,541.5	$1,134.5	$809.9	$363.8	$225.4

Ratio of expenses to average net assets	0.66%[2]	0.68%	0.68%	0.71%	0.77%	0.78%

Ratio of net investment loss to average net assets	(0.12%)[2]	(0.32%)	(0.33%)	(0.45%)	(0.54%)	(0.46%)

Portfolio turnover rate	5%[3]	14%	11%	15%	20%	24%

[1]	Unaudited
[2]	Annualized
[3]	Not annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2013 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares within each Fund have equal rights with respect to voting. Prior to July 1, 2012, each Fund charged a redemption fee of 2% of the redemption amount on shares redeemed or exchanged within 60 days of purchase.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Authorized Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing services to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its share NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2013, the Funds did not incur any interest or penalties. As of April 30, 2013, open tax years include the tax years ended October 31, 2009 through 2012. The Funds are also not

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. United States Generally Accepted Accounting Principles (“GAAP”) require that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2013 were as follows:

Fund	Purchases	Sales
PRIMECAP Odyssey Stock Fund	$101,394,923	$202,336,588
PRIMECAP Odyssey Growth Fund	$118,950,574	$169,303,005
PRIMECAP Odyssey Aggressive Growth Fund	$672,253,639	$85,988,826

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2013. There were no transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

PRIMECAP Odyssey Stock Fund	Equity Common Stock[1]	$1,536,130,869	$—	$—	$1,536,130,869

	Total Equity	$1,536,130,869	$—	$—	$1,536,130,869

	Short-Term Investments	$84,967,775	$—	$—	$84,967,775

	Total Investments in Securities	$1,621,098,644	$—	$—	$1,621,098,644

PRIMECAP Odyssey Growth Fund	Equity Common Stock[1]	$2,571,635,136	$—	$—	$2,571,635,136

	Total Equity	$2,571,635,136	$—	$—	$2,571,635,136

	Short-Term Investments	$222,161,299	$—	$—	$222,161,299

	Total Investments in Securities	$2,793,796,435	$—	$—	$2,793,796,435

PRIMECAP Odyssey Aggressive Growth Fund	Equity Common Stock[1]	$2,400,716,578	$—	$—	$2,400,716,578

	Total Equity	$2,400,716,578	$—	$—	$2,400,716,578

	Short-Term Investments	$246,329,233	$—	$—	$246,329,233

	Total Investments in Securities	$2,647,045,811	$—	$—	$2,647,045,811

1 Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

As of October 31, 2012, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes[1]	$1,326,954,285	$1,826,775,111	$1,254,152,448

Gross tax unrealized appreciation	241,643,043	523,149,720	458,365,589
Gross tax unrealized depreciation	(47,279,788)	(151,030,082)	(174,278,152)

Net tax unrealized appreciation	194,363,255	372,119,638	284,087,437

Undistributed ordinary income	16,330,713	8,607,982	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	16,330,713	8,607,982	—

Other accumulated gain (loss)	(13,971,045)	(3,180,302)	(807,083)

Total accumulated gain	$196,722,923	$377,547,318	$283,280,354

[1]	At October 31, 2012 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

At October 31, 2012, the PRIMECAP Odyssey Stock Fund had capital loss carryover of $13,971,045 which expires on October 31, 2017. The PRIMECAP Odyssey Growth Fund had a long-term capital loss carryover of $3,180,302 which does not expire. The PRIMECAP Odyssey Aggressive Growth Fund deferred, on a tax basis, late-year ordinary losses of $807,083.

Tax components of dividends paid during the six months ended April 30, 2013 and the year ended October 31, 2012 were as follows:

	April 30, 2013		October 31, 2012
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$24,438,073	—	$12,241,758	—
Growth Fund	$13,581,594	—	$13,976,027	—
Aggressive Growth Fund	—	—	$13,466,237	$7,777,022

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2012.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2013, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

The Bank of New York Mellon serves as the Funds’ custodian. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2012	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2013
Conceptus, Inc.	$43,213,835	$—	$—	$—	$—	$71,128,505
ImmunoGen, Inc.	64,874,508	—	—	—	—	93,798,702

	$108,088,343	$—	$—	$—	$—	$164,927,207

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2013 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2012	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2013
Abiomed, Inc.	$42,646,159	$6,612,737	$—	$—	$—	$49,334,718
Active Network, Inc.(1)	—	17,339,331	—	—	—	25,429,603
Boulder Brands, Inc.*	39,429,519	—	—	—	—	29,853,779
comScore, Inc.(1)	—	15,034,230	—	—	—	44,520,214
Conceptus, Inc.	31,458,090	—	—	—	—	51,778,948
DreamWorks Animation SKG, Inc.(1)	—	43,690,371	—	—	—	78,984,376
Dyax, Corp.	17,598,300	—	—	—	—	16,131,775
Fluidigm Corp.(1)	—	27,342,882	—	—	—	40,247,600
Guidance Software, Inc.	17,077,578	1,451,095	—	—	—	16,328,092

	$148,209,646	$111,470,646	$—	$—	$—	$352,609,105

*	Prior to January 2, 2013, Boulder Brands, Inc. was known as Smart Balance, Inc.
(1)	As of October 31, 2012, the company was not an affiliate.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-800-729-2307.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2012 and held through April 30, 2013.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period[1] (11/1/12 to 4/30/13)	Expense Ratio During Period[1] (11/1/12 to 4/30/13)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,184.30	$3.48	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.60	$3.22	0.64%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,232.00	$3.63	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.54	$3.29	0.66%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,214.20	$3.60	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.54	$3.29	0.66%
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Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 145 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Mitchell J. Milias	49
Theo A. Kolokotrones	43
Joel P. Fried	28
Alfred W. Mordecai	16
M. Mohsin Ansari	13

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Kolokotrones, Fried, Mordecai, and Ansari. A small portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers.

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones 225 South Lake Ave. Pasadena, CA 91101-3005 (1946)	Co-Chief Executive Officer	Indefinite; Since 09/04	Vice-Chairman, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Joel P. Fried 225 South Lake Ave. Pasadena, CA 91101-3005 (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai 225 South Lake Ave. Pasadena, CA 91101-3005 (1967)	Co-Chief Executive Officer	Indefinite; Since 10/12	Executive Vice President, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Michael J. Ricks 225 South Lake Ave. Pasadena, CA 91101-3005 (1977)	Chief Financial Officer, Chief Administrative Officer, and Secretary	Indefinite; Since 03/11	Director of Fund Administration, PRIMECAP Management Company (since 2011); Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2001-2011)
Karen Chen 225 South Lake Ave. Pasadena, CA 91101-3005 (1973)	Vice President of Compliance, Chief Compliance Officer, and AML Officer	Indefinite; Since 10/04	Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex by Trustee[1]	Other Director- ships Held by Trustee
Benjamin F. Hammon 225 South Lake Ave. Pasadena, CA 91101-3005 (1935)	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith 225 South Lake Ave. Pasadena, CA 91101-3005 (1941)	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac 225 South Lake Ave. Pasadena, CA 91101-3005 (1944)	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw 225 South Lake Ave. Pasadena, CA 91101-3005 (1960)	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act.

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex by Trustee[1]	Other Director- ships Held by Trustee
Joel P. Fried[2] 225 South Lake Ave. Pasadena, CA 91101-3005 (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company	3	None

[1]	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
[2]	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

225 South Lake Avenue, Suite 400

Pasadena, California 91101

•

Distributor

QUASAR DISTRIBUTORS, LLC

615 East Michigan Street, 4th Floor

Milwaukee, Wisconsin 53202

•

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street

New York, New York 10286

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

BINGHAM McCUTCHEN LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 20, 2013

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 20, 2013

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 20, 2013

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 20, 2013

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 20, 2013

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 20, 2013

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